Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	VELA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001815493
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	vela
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2022
Prospectus Date	rr_ProspectusDate	Sep. 30, 2022
VELA Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VELA Small Cap Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s Prospectus and the Shares of the Funds section on page 16 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VELA Small Cap Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 1 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s Prospectus and the Shares of the Funds section on page 16 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees[1]	0.75%	0.75%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees)[1,2]	0.42%	0.42%
Acquired fund fees and expenses	0.02%	0.02%
Total annual fund operating expenses[3]	1.44%	1.19%

(1)	The fund’s “Management fees” and “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

(3)	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$639	$933	$1,248	$2,138
Class I	$121	$378	$654	$1,443

VELA Small Cap Fund | VELA Small Cap Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 639
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,248
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,138
VELA Small Cap Fund | VELA Small Cap Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
VELA Large Cap Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VELA Large Cap Plus Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s Prospectus and the Shares of the Funds section on page 16 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VELA Large Cap Plus Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 6 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s Prospectus and the Shares of the Funds section on page 16 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees[1]	0.75%	0.75%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses[1]
Administrative fees[2]	0.42%	0.42%
Interest charges and dividend expense	0.66%	0.66%
Total other expenses	1.08%	1.08%
Acquired fund fees and expenses	0.01%	0.01%
Total annual fund operating expenses[3]	2.09%	1.84%

(1)	The fund’s “Management fees” and “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

(3)	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$701	$1,122	$1,568	$2,800
Class I	$187	$579	$995	$2,159

VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%	[5]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.66%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,568
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,800
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%	[5]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.66%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,159
VELA International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VELA International Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s Prospectus and the Shares of the Funds section on page 16 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VELA International Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 12 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s Prospectus and the Shares of the Funds section on page 16 of the fund’s Statement of Additional Information (“SAI”).

 Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees[1]	0.75%	0.75%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees)[1,2]	0.42%	0.42%
Acquired fund fees and expenses	0.02%	0.02%
Total annual fund operating expenses[3]	1.44%	1.19%

(1)	The fund’s “Management fees” and “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

(3)	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$639	$933	$1,248	$2,138
Class I	$121	$378	$654	$1,443

VELA International Fund | VELA International Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[7],[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 639
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,248
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,138
VELA International Fund | VELA International Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[7],[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443

[1]	The fund’s “Management fees” and “Other expenses” have been restated to reflect current fees.
[2]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[3]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
[4]	The fund’s “Management fees” and “Other expenses” have been restated to reflect current fees.
[5]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[6]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
[7]	The fund’s “Management fees” and “Other expenses” have been restated to reflect current fees.
[8]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[9]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”